IFRS 7 - Disclosure - Credit Risk - Summary of Rating Profile of OTC Derivative Mark to Market (MTM) Receivables (Detail) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure of credit risk exposure [line items]
Exposure	$ 994,544	$ 1,054,714
OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 8,970	$ 14,140
Exposure percentage	100.00%	100.00%
Investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 8,040	$ 11,180
Exposure percentage	89.60%	79.10%
Non investment grade [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 920	$ 2,870
Exposure percentage	10.30%	20.30%
Watch list [member] | OTC derivatives [member]
Disclosure of credit risk exposure [line items]
Exposure	$ 10	$ 90
Exposure percentage	0.10%	0.60%